Customer Co-Investment Program - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2016	Jun. 12, 2015	Oct. 31, 2012	Sep. 12, 2012	Aug. 27, 2012	Aug. 05, 2012	Jul. 09, 2012
Related Party Transaction [Line Items]
Contribution of Participating Customers								€ 1,380
Shares received in relation to shares issued under customer co investment program	96,566,077
Net proceeds from shares issued under CCIP	€ 3,850
Selling price of shares included in the customer co-investment program (in EUR per share)								€ 39.91
Intel shareholders agreement date		Sep. 12, 2012
Additional purchases allowed anniversary		6 years
Termination period of NRE funding agreement		Dec. 31, 2017
Period forecasted to install 450mm lithography equipment		2022
Transfer of ordinary shares restriction period		2 years 6 months
Intel [Member]
Related Party Transaction [Line Items]
Fund for R&D project								€ 829
Investment in ordinary shares as percentage of issued share capital								15.00%
Equity participation, amount								€ 2,513
Intel Four Five Zero Mm Nre Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project								553
TSMC EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project							€ 276
Samsung EUV NRE Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project						€ 276
TSMC [Member]
Related Party Transaction [Line Items]
Equity participation, amount							€ 838
Notification threshold for reporting of interest to AFM			3.00%
Samsung [Member]
Related Party Transaction [Line Items]
Equity participation, amount						€ 503
Intel Euv Nre Funding Agreement [Member]
Related Party Transaction [Line Items]
Fund for R&D project								€ 276
Foundation Intel [Member]
Related Party Transaction [Line Items]
Shares issued related to Ccip					62,977,877
Foundation Administration Office TSMC [Member]
Related Party Transaction [Line Items]
Shares issued related to Ccip				20,992,625
Foundation Administration Office Samsung [Member]
Related Party Transaction [Line Items]
Shares issued related to Ccip					12,595,575